Accounts receivable (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts receivables	$ 0		$ 0		$ 0
Bad debt expense	$ 0	$ 48,000,000	$ 0	$ 48,000,000